FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Financial Income and Expenses

	Years ended December 31,
€ in thousands	2017	2016	2015
Financial income
Interest income on financial assets	49	298	1,101
Financial income related to convertible bond
Changes in fair value of embedded derivative		34,334
Other financial income	400	129	667

Total	449	34,761	1,768

Financial expenses
Interest charges on financial liabilities
Financial expenses related to convertible bond
Changes in fair value of embedded derivative	(46,642)		(34,646)
Interest expenses on convertible bond	(7,427)	(7,105)	(4,074)
Financing charges			(549)
Other financial expenses	(717)	(143)	(91)

Total	(54,786)	(7,248)	(39,360)

Net financial result	(54,337)	27,513	(37,592)